Commitments and Contingencies - Additional Information (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Demand $ / shares	Nov. 11, 2020 $ / shares	Dec. 31, 2019 $ / shares	Jul. 01, 2019 USD ($)
Loss Contingencies [Line Items]
Operating lease, rent expenses		$ 4,900,000	$ 2,700,000	$ 9,000,000.0	$ 5,100,000
Jaws Acquisition Corp
Loss Contingencies [Line Items]
Maximum number of demands for registration of securities | Demand						3
Cash underwriting discount (as a percent)						2.00%
Cash underwriting discount paid, net of expenses reimbursed						$ 12,900,000
Expenses reimbursed by the underwriter						$ 900,000
Deferred fee per unit | $ / shares						$ 0.35
Deferred underwriting fee payable						$ 24,150,000
Common Class B [Member]
Loss Contingencies [Line Items]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Common Class B [Member] | Jaws Acquisition Corp
Loss Contingencies [Line Items]
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Office Facilities And Office Equipment
Loss Contingencies [Line Items]
Operating lease, term of contract		2028 years		2028 years
Prime Vendor Agreement PVA
Loss Contingencies [Line Items]
Notice of termination, period	90 days
Purchase obligation	$ 800,000
New Agreement
Loss Contingencies [Line Items]
Purchase obligation									$ 600,000